Share-Based Compensation (Nonvested Restricted Stock Activity) (Detail) (Restricted Stock and Restricted Stock Units (RSUs) [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restricted Stock and Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at December 31, 2012, shares	853,900
Granted, shares	301,200
Vested, shares	(201,200)
Forfeited, shares	(62,000)
Outstanding at December 31, 2013, shares	891,900	853,900
Outstanding at December 31, 2012, weighted average grant date fair value	$ 30.26
Granted, weighted average grant date fair value	$ 34.83	$ 29.65	$ 39.94
Vested, weighted average grant date fair value	$ 30.81
Forfeited, weighted average grant date fair value	$ 24.94
Outstanding at December 31, 2013, weighted average grant date fair value	$ 32.02	$ 30.26